Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE FIXED INCOME SERIES, INC.
Entity Central Index Key	0000920467
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000005520
Shareholder Report [Line Items]
Fund Name	Limited-Term Bond Portfolio
Class Name	Limited-Term Bond Portfolio Class
Trading Symbol	QAAGWX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited-Term Bond Portfolio Class	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Shorter-term bonds posted modest gains in 2024, as surprisingly strong economic data in recent months led to an evolving market sentiment and outlook for the timing of Federal Reserve interest rate cuts. While short-term U.S. Treasury yields came down since June, they remained well above pandemic-era levels as the market lowered its near-term rate cut expectations in December.

  Compared with the style-specific Bloomberg 1–3 Year U.S. Government/Credit Bond Index, our bias to overweight investment-grade (IG) corporates relative to Treasuries, coupled with out-of-benchmark securitized allocations, contributed to relative performance. Security selection choices within BBB and A rated IG corporate bonds also aided performance.

  Key rate positioning was a neutral contributor to overall performance throughout the year, as exposure to the 5-, 10-, and 20-year rates hurt performance, offsetting gains from a relative-to-the-benchmark underweight to the 6-month and 2-year rates.

  The fund seeks to provide a high level of income with moderate fluctuation in principal value and liquidity by investing in a diversified portfolio. The fund’s allocation to IG corporate bonds decreased over the reporting period but continued to represent its largest position. We focused on additions in securitized sectors, and our allocation in those sectors increased in 2024.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives for hedging purposes. Derivatives may include futures and options, as well as credit default and interest rate swaps. During the reporting period, our use of derivatives did not have a notable impact on performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Limited-Term Bond Portfolio (Limited-Term Bond Portfolio Class)	4.96%	1.97%	1.81%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.25	-0.33	1.35
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (Strategy Benchmark)	4.36	1.58	1.63

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 192,288,000
Holdings Count | Holding	808
Advisory Fees Paid, Amount	$ 571,000
InvestmentCompanyPortfolioTurnover	123.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$192,288 Number of Portfolio Holdings808
Holdings [Text Block]

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	15.7%
AA Rated	8.7
A Rated	20.8
BBB Rated	24.8
BB Rated and Below	0.8
Not Rated	0.8
U.S. Government Agency Securities	6.6
U.S. Treasury Securities	19.9
Reserves	1.9

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.9%
Federal National Mortgage Assn.	4.1
Federal Home Loan Mortgage	1.3
Government National Mortgage Assn.	1.1
CVS Health	0.9
SBA Tower Trust	0.8
Santander Bank Auto Credit-Linked Notes	0.7
JPMorgan Chase	0.7
CarMax Auto Owner Trust	0.6
Volkswagen Group of America Finance	0.7

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005521
Shareholder Report [Line Items]
Fund Name	Limited-Term Bond Portfolio
Class Name	Limited-Term Bond Portfolio-II Class
Trading Symbol	QAAGUX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited-Term Bond Portfolio-II Class	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Shorter-term bonds posted modest gains in 2024, as surprisingly strong economic data in recent months led to an evolving market sentiment and outlook for the timing of Federal Reserve interest rate cuts. While short-term U.S. Treasury yields came down since June, they remained well above pandemic-era levels as the market lowered its near-term rate cut expectations in December.

  Compared with the style-specific Bloomberg 1–3 Year U.S. Government/Credit Bond Index, our bias to overweight investment-grade (IG) corporates relative to Treasuries, coupled with out-of-benchmark securitized allocations, contributed to relative performance. Security selection choices within BBB and A rated IG corporate bonds also aided performance.

  Key rate positioning was a neutral contributor to overall performance throughout the year, as exposure to the 5-, 10-, and 20-year rates hurt performance, offsetting gains from a relative-to-the-benchmark underweight to the 6-month and 2-year rates.

  The fund seeks to provide a high level of income with moderate fluctuation in principal value and liquidity by investing in a diversified portfolio. The fund’s allocation to IG corporate bonds decreased over the reporting period but continued to represent its largest position. We focused on additions in securitized sectors, and our allocation in those sectors increased in 2024.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives for hedging purposes. Derivatives may include futures and options, as well as credit default and interest rate swaps. During the reporting period, our use of derivatives did not have a notable impact on performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Limited-Term Bond Portfolio (Limited-Term Bond Portfolio-II Class)	4.70%	1.72%	1.56%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.25	-0.33	1.35
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (Strategy Benchmark)	4.36	1.58	1.63

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 192,288,000
Holdings Count | Holding	808
Advisory Fees Paid, Amount	$ 571,000
InvestmentCompanyPortfolioTurnover	123.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$192,288 Number of Portfolio Holdings808
Holdings [Text Block]

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	15.7%
AA Rated	8.7
A Rated	20.8
BBB Rated	24.8
BB Rated and Below	0.8
Not Rated	0.8
U.S. Government Agency Securities	6.6
U.S. Treasury Securities	19.9
Reserves	1.9

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.9%
Federal National Mortgage Assn.	4.1
Federal Home Loan Mortgage	1.3
Government National Mortgage Assn.	1.1
CVS Health	0.9
SBA Tower Trust	0.8
Santander Bank Auto Credit-Linked Notes	0.7
JPMorgan Chase	0.7
CarMax Auto Owner Trust	0.6
Volkswagen Group of America Finance	0.7

Updated Prospectus Web Address	www.troweprice.com/paperless